ACQUISITIONS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Accounts payable	$ 68,025
Agreement and Plan of Merger
Accounts payable	68,025	$ 68,025
Consideration given at fair value		68,025
Prepaid expenses	4,250	4,250
Additional paid in capital	63,775	63,775
Assets acquired at fair value	$ 68,025	$ 68,025